Unsecured senior notes (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2016 CNY (¥) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2020 CNY (¥)	Jan. 31, 2020 USD ($)	Apr. 30, 2016 USD ($)
Unsecured senior notes
Aggregate principal amount		¥ 8,300
Carrying value		10,411	¥ 10,224			$ 1,466
Total principal amounts of unsecured senior notes		47,000
Unsecured senior notes
Unsecured senior notes
Number of maturities for debt issued | item	2
Aggregate principal amount | $							$ 500				$ 1,000	$ 1,000
Carrying value		10,411	10,224
Unamortized discount and debt issuance costs		86	98
Total principal amounts of unsecured senior notes		10,497	10,322
Debt discount	¥ 79									¥ 37
Debt issuance costs	¥ 36									¥ 45
Future principal payments for unsecured senior notes due
Due in 2026		3,541
Due in 2030		4,922
Due in 2050		¥ 2,034
Debt instrument maturity date		Apr. 29, 2021
Unsecured senior notes | 3.875% notes due 2026
Unsecured senior notes
Aggregate principal amount | $												$ 500
Interest rate (as a percent)	3.875%											3.875%
Carrying value		¥ 3,520	3,453
Effective interest rate (as a percent)		4.15%				4.15%
Unsecured senior notes | 3.375% notes due 2030
Unsecured senior notes
Aggregate principal amount | $												$ 700
Interest rate (as a percent)	3.375%											3.375%
Carrying value		¥ 4,898	4,812
Effective interest rate (as a percent)		3.47%				3.47%
Unsecured senior notes | 4.125% notes due 2050
Unsecured senior notes
Aggregate principal amount | $												$ 300
Interest rate (as a percent)	4.125%											4.125%
Carrying value		¥ 1,993	1,959
Effective interest rate (as a percent)		4.25%				4.25%
Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt instrument repurchase amount		¥ 42				$ 6		¥ 78	$ 12
Take as Extension		¥ 35				$ 5		¥ 72	$ 10
Unsecured Debt [Member]
Future principal payments for unsecured senior notes due
Repayments of debt | $				$ 500
Interest Expense [Member] | Unsecured senior notes | Unsecured Senior Notes [Member]
Future principal payments for unsecured senior notes due
Debt Instrument Repurchased Gain			¥ 6		¥ 11